Income Tax Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Details) [Line Items]
Net operating loss carryforwards	¥ 36,465,159
Deferred tax assets net operating loss carryforwards	9,116,290	¥ 15,226,575
Net operating losses subject to expiration in 2025 if not utilized	34,020,989
Net operating losses subject to expiration in 2026 if not utilized	2,444,170
Cumulative amount of temporary difference in respect of investments PRC subsidiaries	¥ 2,560,782,025
Percentage of withholding income tax	10.00%
Amount of unrecognized deferred tax liabilities	¥ 256,078,202
PRC statutory income tax rate	25.00%	25.00%	25.00%
PRC [Member]
Income Tax Expense (Details) [Line Items]
PRC statutory income tax rate	25.00%